Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2021
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities

Note 10 – Accounts payable and accrued liabilities

Accounts payable and accrued liabilities comprise the following:

	At December 31,	At December 31,
	2021	2020
Accounts payable	$8.5	$3.5
Accrued liabilities	25.1	37.3
	$33.6	$40.8